1
The Gabelli Utilities Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
ENERGY AND UTILITIES  — 83.8%
Alternative Energy  — 0.8%
380,000 Algonquin Power & Utilities Corp. ............. $ 2,249,365
30,358 Brookfield Renewable Corp., Cl. A ............. 726,771
15,000 Clearway Energy Inc., Cl. C ....................... 317,400
900 Enphase Energy Inc.† ............................... 108,135
27,500 Eos Energy Enterprises Inc.† .................... 59,125
1,000 First Solar Inc.† ........................................ 161,590
10,000 Fluence Energy Inc.† ................................ 229,900
13,000 Landis+Gyr Group AG ............................... 941,607
95,609 NextEra Energy Partners LP ...................... 2,839,587
65,000 Ormat Technologies Inc. ........................... 4,544,800
1,250 SolarEdge Technologies Inc.† ................... 161,887
12,340,167
Diversified Industrial  — 0.9%
80,407 AZZ Inc. ................................................... 3,664,951
2,000 Chart Industries Inc.† ............................... 338,240
8,000 Graham Corp.† ......................................... 132,800
63,080 ITT Inc. .................................................... 6,176,163
257,645 Mueller Water Products Inc., Cl. A ............. 3,266,938
30,000 Park-Ohio Holdings Corp. ......................... 597,300
14,176,392
Electric Integrated  — 50.5%
284,250 ALLETE Inc. ............................................. 15,008,400
175,048 Alliant Energy Corp. .................................. 8,481,076
517,500 Ameren Corp. ........................................... 38,724,525
657,000 American Electric Power Co. Inc. .............. 49,419,540
180,000 Avangrid Inc. ............................................ 5,430,600
287,000 Avista Corp. ............................................. 9,290,190
427,000 Black Hills Corp. ....................................... 21,601,930
63,373 CMS Energy Corp. .................................... 3,365,740
441,000 Dominion Energy Inc. ............................... 19,699,470
17,700 DTE Energy Co. ........................................ 1,757,256
284,438 Duke Energy Corp. ................................... 25,104,498
377,000 Edison International .................................. 23,860,330
11,900 Entergy Corp. ........................................... 1,100,750
1,114,057 Evergy Inc. ............................................... 56,482,690
771,500 Eversource Energy .................................... 44,862,725
319,986 Exelon Corp. ............................................ 12,092,271
344,791 FirstEnergy Corp. ..................................... 11,784,956
169,000 Fortis Inc. ................................................ 6,419,076
890,000 Hawaiian Electric Industries Inc. ............... 10,955,900
43,741 IDACORP Inc. ........................................... 4,096,345
293,500 MGE Energy Inc. ...................................... 20,107,685
2,063,973 NextEra Energy Inc. .................................. 118,245,013
260,000 NiSource Inc. ........................................... 6,416,800
428,000 Northwestern Energy Group Inc. ............... 20,569,680
795,000 OGE Energy Corp. ..................................... 26,497,350
522,500 Otter Tail Corp. ......................................... 39,668,200
295,099 PG&E Corp.† ............................................ 4,759,947
Shares
Market
Value
319,200 Pinnacle West Capital Corp. ...................... $ 23,518,656
325,523 PNM Resources Inc. ................................. 14,521,581
128,799 Portland General Electric Co. ..................... 5,213,783
539,992 PPL Corp. ................................................ 12,722,212
181,895 Public Service Enterprise Group Inc. ......... 10,351,644
436,400 The Southern Co. ..................................... 28,243,808
50,000 Unitil Corp. ............................................... 2,135,500
566,200 WEC Energy Group Inc. ............................ 45,607,410
422,000 Xcel Energy Inc. ....................................... 24,146,840
772,264,377
Electric Transmission and Distribution  — 1.1%
59,000 Consolidated Edison Inc. .......................... 5,046,270
95,333 Constellation Energy Corp. ........................ 10,398,924
12,000 Sempra .................................................... 816,360
3,000 The Timken Co. ........................................ 220,470
16,482,024
Environmental Services  — 0.2%
500 Badger Meter Inc. ..................................... 71,935
995 Tetra Tech Inc. .......................................... 151,270
80,000 Veolia Environnement SA .......................... 2,320,029
2,000 Waste Connections Inc. ............................ 268,600
2,811,834
Global Utilities  — 3.1%
10,053 AES Brasil Energia SA† ............................. 21,860
36,000 Chubu Electric Power Co. Inc. ................... 459,395
20,000 E.ON SE ................................................... 236,824
5,000 EDP - Energias de Portugal SA, ADR ......... 207,675
160,000 Electric Power Development Co. Ltd. ......... 2,588,865
204,500 Emera Inc. ............................................... 7,139,621
35,000 Enagas SA ................................................ 580,219
100,000 Endesa SA ................................................ 2,037,849
290,000 Enel SpA .................................................. 1,784,427
75,000 Equinor ASA ............................................. 2,462,103
560,000 Hera SpA ................................................. 1,533,435
25,000 Hokkaido Electric Power Co. Inc. ............... 109,107
2,000 Hokuriku Electric Power Co.† .................... 10,787
6,600,000 Huaneng Power International Inc., Cl. H† .. 3,202,677
460,000 Iberdrola SA ............................................. 5,152,719
48,000 Iberdrola SA, ADR .................................... 2,147,520
25,000 Italgas SpA .............................................. 128,244
283,000 Korea Electric Power Corp., ADR† ............. 1,822,520
78,000 Kyushu Electric Power Co. Inc.† ............... 509,109
125,000 National Grid plc ....................................... 1,494,622
40,000 National Grid plc, ADR .............................. 2,425,200
360,000 Redeia Corp. SA ....................................... 5,669,186
30,000 Shikoku Electric Power Co. Inc. ................ 205,467
2,000 Snam SpA ................................................ 9,407
18,000 The Chugoku Electric Power Co. Inc. ......... 110,826
300,000 The Kansai Electric Power Co. Inc. ............ 4,170,570
132,000 Tohoku Electric Power Co. Inc. .................. 854,679

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
55,000 Tokyo Electric Power Co. Holdings Inc.† .... $ 246,146
47,321,059
Merchant Energy  — 3.4%
120,000 NRG Energy Inc. ....................................... 4,622,400
3,071,500 The AES Corp. .......................................... 46,686,800
51,309,200
Natural Gas Integrated  — 9.6%
492,000 Energy Transfer LP ................................... 6,902,760
77,000 Hess Corp. ............................................... 11,781,000
194,995 Kinder Morgan Inc. ................................... 3,233,017
1,646,500 National Fuel Gas Co. ................................ 85,469,815
500,000 ONEOK Inc. .............................................. 31,715,000
348,000 UGI Corp. ................................................. 8,004,000
147,105,592
Natural Gas Utilities  — 6.5%
71,000 Atmos Energy Corp. ................................. 7,521,030
107,000 CenterPoint Energy Inc. ............................ 2,872,950
2,500 Cheniere Energy Inc. ................................ 414,900
31,500 Chesapeake Utilities Corp. ........................ 3,079,125
100,000 Gulf Coast Ultra Deep Royalty Trust ........... 1,475
14,000 New Jersey Resources Corp. .................... 568,820
435,000 Northwest Natural Holding Co. .................. 16,599,600
149,000 ONE Gas Inc. ............................................ 10,173,720
87,000 RGC Resources Inc. ................................. 1,505,100
844,782 Southwest Gas Holdings Inc. .................... 51,033,281
106,500 Spire Inc. ................................................. 6,025,770
99,795,771
Natural Resources  — 2.3%
18,000 Alliance Resource Partners LP .................. 405,540
272,340 Cameco Corp. .......................................... 10,795,558
33,000 CNX Resources Corp.† ............................. 745,140
8,700 Diamondback Energy Inc. ......................... 1,347,456
4,300 EOG Resources Inc. .................................. 545,068
269,700 Mueller Industries Inc. .............................. 20,270,652
3,640 Occidental Petroleum Corp. ...................... 236,163
34,345,577
Oil  — 0.2%
20,500 BP plc, ADR ............................................. 793,760
21,500 Callon Petroleum Co.† .............................. 841,080
1,400 Chevron Corp. .......................................... 236,068
37,000 Devon Energy Corp. .................................. 1,764,900
3,635,808
Services  — 1.7%
97,200 Dril-Quip Inc.† .......................................... 2,738,124
560,700 Enbridge Inc. ............................................ 18,609,633
19,785 Halliburton Co. ......................................... 801,293
Shares
Market
Value
94,000 MDU Resources Group Inc. ...................... $ 1,840,520
6,970 Oceaneering International Inc.† ................. 179,268
26,554 RPC Inc. .................................................. 237,393
24,000 Schlumberger NV ..................................... 1,399,200
25,805,431
Water  — 3.5%
8,000 American States Water Co. ....................... 629,440
100,799 American Water Works Co. Inc. ................ 12,481,940
5,000 California Water Service Group ................. 236,550
7,997 Consolidated Water Co. Ltd. ...................... 227,435
451,982 Essential Utilities Inc. ............................... 15,516,542
8,250 Middlesex Water Co. ................................. 546,562
480,000 Severn Trent plc ....................................... 13,850,575
94,000 SJW Group .............................................. 5,650,340
86,993 The York Water Co. ................................... 3,261,368
54,000 United Utilities Group plc, ADR ................. 1,258,200
53,658,952
TOTAL ENERGY AND UTILITIES ............ 1,281,052,184
COMMUNICATIONS  — 10.8%
Business Services  — 0.1%
727,000 Clear Channel Outdoor Holdings Inc.† ....... 1,148,660
Cable and Satellite  — 2.9%
7,000 Altice USA Inc., Cl. A† .............................. 22,890
27,500 Charter Communications Inc., Cl. A† ......... 12,095,050
27,500 Cogeco Communications Inc. ................... 1,272,906
75,000 Cogeco Inc. .............................................. 2,720,597
20,500 Comcast Corp., Cl. A ................................ 908,970
90,000 DISH Network Corp., Cl. A† ...................... 527,400
284,000 EchoStar Corp., Cl. A† .............................. 4,757,000
5,000 Liberty Broadband Corp., Cl. C† ................ 456,600
346,366 Liberty Global plc, Cl. A† .......................... 5,929,786
525,000 Liberty Global plc, Cl. C† .......................... 9,744,000
220,000 Liberty Latin America Ltd., Cl. A† .............. 1,795,200
61,483 Liberty Latin America Ltd., Cl. C† .............. 501,701
87,000 Rogers Communications Inc., Cl. B ........... 3,339,930
38,000 TBS Holdings Inc. ..................................... 639,394
44,711,424
Telecommunications  — 7.0%
45,000 America Movil SAB de CV, ADR ................. 779,400
519,000 BCE Inc. ................................................... 19,810,230
75,000 Deutsche Telekom AG ............................... 1,575,408
550,000 Deutsche Telekom AG, ADR ...................... 11,528,000
250,000 Eurotelesites AG† ..................................... 1,094,254
10,000 GCI Liberty Inc., Escrow† ......................... 0
1,448,000 Koninklijke KPN NV .................................. 4,774,871
13,950,000 Nippon Telegraph & Telephone Corp. ........ 16,485,345
26,000 Orange Belgium SA† ................................ 377,692
270,000 Orascom Investment Holding, GDR† ......... 3,780
250,000 Pharol SGPS SA† ..................................... 11,048
26,000 PLDT Inc., ADR ........................................ 537,160

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
89,000 Proximus SA ............................................ $ 724,345
2,000 PT Indosat Tbk ......................................... 1,272
1,750,000 Singapore Telecommunications Ltd. .......... 3,098,025
160,000 Sistema PJSC FC, GDR†(a) ....................... 80,000
114,000 Swisscom AG, ADR .................................. 6,764,760
14,500 Tele2 AB, Cl. B .......................................... 111,057
210,000 Telefonica Brasil SA, ADR ......................... 1,795,500
240,000 Telefonica Deutschland Holding AG ........... 430,089
264,000 Telefonica SA, ADR ................................... 1,074,480
1,000,000 Telekom Austria AG .................................. 6,977,850
50,000 Telenet Group Holding NV ......................... 1,119,628
490,000 Telephone and Data Systems Inc. .............. 8,971,900
120,000 Telesat Corp.† .......................................... 1,716,000
10,000 TELUS Corp. ............................................ 163,298
34,000 TIM SA, ADR ............................................ 506,600
15,000 VEON Ltd., ADR† ..................................... 292,500
500,000 Verizon Communications Inc. ................... 16,205,000
107,009,492
Wireless Communications  — 0.8%
24,000 Anterix Inc.† ............................................ 753,120
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 27
20,000 Millicom International Cellular SA† ........... 309,000
37,957 Millicom International Cellular SA, SDR† ... 589,737
6,000 Mobile TeleSystems PJSC, ADR†(a) .......... 3,660
60,000 Operadora De Sites Mexicanos SAB de CV 49,543
75,000 SK Telecom Co. Ltd., ADR ........................ 1,609,500
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 202
292,000 Turkcell Iletisim Hizmetleri A/S, ADR† ....... 1,381,160
135,000 United States Cellular Corp.† .................... 5,800,950
200,000 Vodafone Group plc, ADR ......................... 1,896,000
12,392,899
TOTAL COMMUNICATIONS .................. 165,262,475
OTHER  — 5.4%
Aerospace  — 0.2%
5,942 Allient Inc. ................................................ 183,727
1,250,000 Rolls-Royce Holdings plc† ........................ 3,369,001
3,552,728
Building and Construction  — 0.5%
11,500 Acciona SA .............................................. 1,467,516
16,800 Arcosa Inc. ............................................... 1,207,920
5,000 H&E Equipment Services Inc. ................... 215,950
66,000 Johnson Controls International plc ............ 3,511,860
17,000 Knife River Corp.† .................................... 830,110
7,233,356
Shares
Market
Value
Business Services  — 0.0%
6,000 V2X Inc.† ................................................. $ 309,960
Consumer Products  — 0.0%
8,000 Essity AB, Cl. A ......................................... 173,172
Diversified Industrial  — 0.2%
1,000 Alstom SA ................................................ 23,894
53,000 Bouygues SA ............................................ 1,856,975
4,205 L.B. Foster Co., Cl. A† ............................... 79,516
114,500 Twin Disc Inc.† ......................................... 1,570,940
3,531,325
Electronics  — 0.8%
32,500 Corning Inc. ............................................. 990,275
5,800 Keysight Technologies Inc.† ...................... 767,398
1,130 Resideo Technologies Inc.† ...................... 17,854
300 Roper Technologies Inc. ........................... 145,284
127,000 Sony Group Corp., ADR ............................ 10,466,070
12,386,881
Entertainment  — 0.1%
295,000 Grupo Televisa SAB, ADR ......................... 899,750
Financial Services  — 0.1%
100,000 Kinnevik AB, Cl. A† ................................... 1,008,645
1,500,000 Orascom Financial Holding SAE† .............. 13,981
1,022,626
Health Care  — 0.0%
12,000 Tsumura & Co. ......................................... 223,233
Machinery  — 1.7%
73,200 Astec Industries Inc. ................................. 3,448,452
89,169 Flowserve Corp. ....................................... 3,546,251
57,192 The Gorman-Rupp Co. .............................. 1,881,617
2,200 Valmont Industries Inc. ............................. 528,462
177,661 Xylem Inc. ................................................ 16,172,481
25,577,263
Metals and Mining  — 0.4%
71,000 Freeport-McMoRan Inc. ............................ 2,647,590
14,500 Vulcan Materials Co. ................................. 2,929,290
5,576,880
Specialty Chemicals  — 0.0%
1,500 Air Products and Chemicals Inc. ............... 425,100
Transportation  — 1.4%
191,000 GATX Corp. .............................................. 20,786,530
TOTAL OTHER ................................ 81,698,804
TOTAL COMMON STOCKS .................. 1,528,013,463

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ................................. $ 93,600
RIGHTS  — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
21,000 ABIOMED Inc., CVR† ................................ 36,750
Shares
Market
Value
WARRANTS  — 0.0%
OTHER  — 0.0%
Diversified Industrial  — 0.0%
428,750 SDCL EDGE Acquisition Corp., expire
12/31/28† ............................................. $ 53,872
TOTAL INVESTMENTS — 100.0%
(Cost $882,226,284) ............................. $ 1,528,197,685
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt